Acquisitions and disposals, 2020 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) Company	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Gain on disposition of subsidiaries | $	$ 451	$ 279,744	$ 111,484
Number of entities acquired | Company	0
Siremirta Corporate, S.A. de C.V [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries	100.00%
Ricalme Services, S.A. de C.V [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries	100.00%
Dogoubert, S.A.P.I. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries	100.00%
Judsony, S.A.P.I. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries	100.00%